Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Oct. 31, 2017
Prospectus Date	Oct. 31, 2017
Polen U.S. Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PBSIX
Polen U.S. Small Company Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PBSRX